Summary of Significant Accounting Policies - Summary of Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2015
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	35 years
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	2 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of useful life or remaining term of the lease